CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 2,084		$ 1,726
Ordinary shares, par value per share		0.25		0.25
Ordinary shares, shares authorized	15,000,000	15,000,000	15,000,000	15,000,000
Ordinary shares, shares issued	13,284,144	13,284,144	8,651,703	8,651,703
Ordinary shares, shares outstanding	13,284,144	13,284,144	8,651,703	8,651,703